The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS—99.3%
Automobile Components—4.8%
Hankook Tire & Technology Co. Ltd.	54,900	1,605,882
Hyundai Mobis Co. Ltd.	23,850	4,244,784

		5,850,666

Automobiles—4.0%
Hyundai Motor Co. (Preference)	46,000	3,605,919
Kia Corp.	21,600	1,300,110

		4,906,029

Banks—7.3%
Hana Financial Group, Inc.	103,400	3,239,367
KakaoBank Corp.	34,000	588,404
KB Financial Group, Inc.	126,800	5,171,779

		8,999,550

Biotechnology—1.1%
Hugel, Inc.*	14,900	1,376,652

Capital Markets—2.4%
KIWOOM Securities Co. Ltd.	19,853	1,387,275
Korea Investment Holdings Co. Ltd.	38,500	1,511,682

		2,898,957

Chemicals—11.0%
DL Holdings Co. Ltd.	37,000	1,160,856
Dongsung Finetec Co. Ltd.	62,300	562,940
Hansol Chemical Co. Ltd.	7,000	866,362
Kumho Petrochemical Co. Ltd.	11,300	1,121,240
LG Chem Ltd.	16,230	5,942,390
Lotte Chemical Corp.	7,200	730,981
SK IE Technology Co. Ltd.*(a)	25,600	1,398,650
SKC Co. Ltd.	30,800	1,729,204

		13,512,623

Consumer Staples Distribution & Retail—1.2%
BGF retail Co. Ltd.	14,650	1,531,545

Electronic Equipment, Instruments & Components—3.8%
Samsung Electro-Mechanics Co. Ltd.	24,600	2,499,712
Samsung SDI Co. Ltd.	5,650	2,135,207

		4,634,919

Entertainment—2.9%
NCSoft Corp.	8,400	1,381,050
Nexon Games Co. Ltd.*	45,100	506,222
SM Entertainment Co. Ltd.	11,200	1,064,862
YG Entertainment, Inc.	13,500	628,771

		3,580,905

Food Products—2.5%
CJ CheilJedang Corp.	7,550	1,713,869
Orion Corp.	13,900	1,324,974

		3,038,843

Health Care Equipment & Supplies—0.4%
Suheung Co. Ltd.	24,000	510,373

Household Durables—0.6%
Coway Co. Ltd.	8,600	262,545
Zinus, Inc.	32,446	533,157

		795,702

Industrial Conglomerates—1.2%
SK, Inc.	14,000	1,513,775

Insurance—3.5%
Hyundai Marine & Fire Insurance Co. Ltd.	48,300	1,159,733
Samsung Fire & Marine Insurance Co. Ltd.	9,000	1,730,936
Samsung Life Insurance Co. Ltd.	26,500	1,378,553

		4,269,222

Interactive Media & Services—5.2%
AfreecaTV Co. Ltd.	14,900	925,484
Kakao Corp.	17,600	574,404
NAVER Corp.	33,080	4,945,948

		6,445,836

Life Sciences Tools & Services—3.0%
Samsung Biologics Co. Ltd.*(a)	5,200	2,624,893
ST Pharm Co. Ltd.	18,900	1,069,818

		3,694,711

Machinery—1.1%
HSD Engine Co. Ltd.*	110,000	719,475
Hy-Lok Corp.	33,222	670,094

		1,389,569

Marine Transportation—0.7%
Pan Ocean Co. Ltd.	231,500	847,614

Metals & Mining—2.4%
POSCO Holdings, Inc.	7,500	2,954,766

Oil, Gas & Consumable Fuels—3.2%
SK Innovation Co. Ltd.*	16,150	1,771,986
S-Oil Corp.	37,300	2,181,536

		3,953,522

Passenger Airlines—1.1%
Korean Air Lines Co. Ltd.	81,900	1,318,540

Personal Care Products—0.5%
LG H&H Co. Ltd.	1,880	620,230

Pharmaceuticals—1.3%
HK inno N Corp.	26,852	837,874
Yuhan Corp.	14,233	798,956

		1,636,830

Professional Services—0.4%
NICE Information Service Co. Ltd.	71,554	523,931

Semiconductors & Semiconductor Equipment—8.2%
SK Hynix, Inc.	118,800	10,058,165

Specialty Retail—1.7%
Hotel Shilla Co. Ltd.	21,200	1,326,763
K Car Co. Ltd.*	98,213	785,402

		2,112,165

Technology Hardware, Storage & Peripherals—23.6%
Samsung Electronics Co. Ltd.	443,900	22,440,980
Samsung Electronics Co. Ltd. (Preference)	163,300	6,578,781

		29,019,761

Textiles, Apparel & Luxury Goods—0.2%
Hwaseung Enterprise Co. Ltd.	54,206	302,189

TOTAL COMMON STOCKS (COST $106,589,866)		122,297,590

Total Investments—99.3% (Cost $106,589,866)		122,297,590
Other Assets Less Liabilities—0.7%		841,119

Net Assets—100.0%		123,138,709

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$122,297,590	—	122,297,590

(a)	Please refer to the SOI for specifics of portfolio holdings.